Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 14. Commitments and Contingencies

Commitments

Equity Line of Credit

The Company entered into a two-year Equity Line of Credit pursuant to an Equity Purchase Agreement with Tysadco Partners, LLC, dated January 26, 2022. Pursuant to the agreement, Tysadco Partners agreed to invest up to $5,000,000 to purchase the Company’s Common Stock, par value $0.001 per share, and upon execution of the ELOC the Company issued an additional 500,000 shares of common stock to Tysadco Partners as commitment shares in accordance with the closing conditions within the ELOC. Requests are limited to the lesser of $1,000,000 or 500% of the average shares traded for the 10 days prior the Closing Request Date. The purchase price shall be 85% of the two lowest individual daily VWAP during the five (5) trading days immediately prior to the date the Request Notice is delivered (in each case, to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split or other similar transaction that occurs on or after the date of this Agreement). In addition, the Company and Tysadco Partners entered into a Registration Rights Agreement, whereby the Company shall register the securities on a registration statement covering the Offering Amount with the Securities and Exchange Commission (“SEC”) within forty-five days of filing its 10-K for the year ended December 31, 2021. The Company’s Registration Statement on Form S-1 registering 25,000,000 shares in connection with the ELOC was declared effective on July 5, 2022.

Employment Agreements

The Company entered into employment agreements with its Chief Executive Officer, Mr. Ralph Hofmeier, and its Chief Operating Officer, Ms. Irma Velazquez (collectively the “Employment Agreements”), effective January 1, 2012. Under the Employment Agreements, the Corporation will pay each of Mr. Hofmeier and Ms. Velazquez an annual base salary of $125,000 during the first year and $150,000 during the second year and forward. Any increase to the annual base salary after the second year is subject to approval by the Corporation’s Board of Directors. The Employment Agreements each had initial terms of ten (10) years and is automatically renewed for successive one-year terms unless either party delivers timely notice of its intention not to renew. These contracts expired on August 4, 2022.

Effective as of August 4, 2022, Mr. Ralph M. Hofmeier has resigned as Chief Executive Officer and President of Energy and Water Development Corp. (the "Company"), and has been appointed as Chief Technology Officer of the Company. Mr. Hofmeier’s resignation is not a result of any disagreement with the Company or its independent auditors on any matter relating to the Company’s accounting, strategy, management, operations, policies, regulatory matters, or practices (financial or otherwise).

Effective as of August 4, 2022, Ms. Irma Velazquez has resigned as Chief Operating Officer of the Company, and has been appointed as Chief Executive Officer of the Company. Ms. Velazquez’s resignation is not a result of any disagreement with the Company or its independent auditors on any matter relating to the Company’s accounting, strategy, management, operations, policies, regulatory matters, or practices (financial or otherwise).

On August 4, 2022, per a board of directors resolution, the Company entered into employment agreements with its Chief Technology Officer, Mr. Ralph Hofmeier, and its Chief Executive Officer, Ms. Irma Velazquez (collectively the “2022 Employment Agreements”). Effective for the fiscal year ended December 31, 2022, under the 2022 Employment Agreements, the base salary will be $210,305 prorated for any partial period of employment and payable in arrears in accordance with the Company’s ordinary payroll policies and procedures. Additionally, in recognition of the employees’ past services, the Company shall pay each employee a lump sum cash signing bonus of $29,164, less payroll deductions and withholdings, and each individual will be eligible to receive a yearly bonus based on yearly profitability. Additionally, if certain performance milestones are met, each employee will be granted options to purchase shares of the Company’s common stock. No options had been granted as of September 30, 2023. Any increase to the annual base is subject to approval by the Company’s Board of Directors. The 2022 Employment Agreements each have an indefinite term.

Lease

Our registered office is located at 7901 4th Street N STE #4174, St. Petersburg, Florida 33702. Our telephone number is +1 (727) 677-9408. Office services are contracted for on a month-to-month basis in this address. In October 2020, the Company established its official registered branch in Hamburg Germany; the office address until March 31, 2021 was Offakamp 9f- 2.17. On April 1, 2021, the Company entered into two lease agreements for a workshop located at Industriestraße 17, 25462 Relligen and an office located at Ballindam 3 20095 Hamburg, Germany. Our telephone number is +49 40 809081354. Rent expense for the three months ending September 30, 2023 and 2022 amounted to $24,006 and $22,247, respectively, and rent expense for the nine months ended September 30, 2023 and 2022 amounted to $100,793 and $41,768.

The Company notified the landlord for one of its operating leases in May 2023 to effectively terminate the lease on June 30, 2023 as a precaution to the vague language used in the lease agreement. In response to the notification, the landlord has sought September 30, 2023 as the final date of the lease and demanded additional compensation for the early termination of the lease and for damages to the rental space. The Company may seek potential litigation against the landlord for demanding additional compensation that the Company does not believe the landlord is entitled to.

Contingencies

From time to time, the Corporation may be a defendant in pending or threatened legal proceedings arising in the normal course of its business. While the outcome and impact of currently pending legal proceedings cannot be predicted with certainty, the Corporation’s management and legal counsel believe that the resolution of these proceedings through settlement or adverse judgment will not have a material adverse effect on its operating results, financial position or cash flows.

Litigation

EAWD vs Packard and Co-Defendant Nick Norwood – Case number 18-031011 CA-01 Miami-Dade County Circuit Court. The Company is demanding the proof of payment for shares issued in 2008. The parties are currently scheduled to participate in non-binding arbitration.

EAWD vs Nerve Smart Systems ApS (“Nerve”) - Case number BS-15264/2022– The Court of Roskilde, Denmark. On April 2022, the Company filed a claim against Nerve demanding the return of the amounts paid by the Company for a Battery Energy Storage System that was never delivered by Nerve to the Company, and therefore Nerve did not meet the requirements and specifications of the contract with the Company. The Company is confident there will be a positive outcome in this case. This matter is not expected to be resolved prior to 2024 due to the long waiting times of the Danish court System.

Note 14. Commitments and Contingencies

Commitments

Equity Line of Credit

The Company entered into a two-year Equity Line of Credit pursuant to an Equity Purchase Agreement with Tysadco Partners, LLC, dated January 26, 2022. Pursuant to the agreement, Tysadco Partners agreed to invest up to $5,000,000 to purchase the Company’s Common Stock, par value $0.001 per share, and upon execution of the ELOC the Company issued an additional 500,000 shares of common stock to Tysadco Partners as commitment shares in accordance with the closing conditions within the ELOC. Requests are limited to the lesser of $1,000,000 or 500% of the average shares traded for the 10 days prior the Closing Request Date. The purchase price shall be 85% of the two lowest individual daily VWAP during the five (5) trading days immediately prior to the date the Request Notice is delivered (in each case, to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split or other similar transaction that occurs on or after the date of this Agreement). In addition, the Company and Tysadco Partners entered into a Registration Rights Agreement, whereby the Company shall register the securities on a registration statement covering the Offering Amount with the Securities and Exchange Commission (“SEC”) within forty-five days of filing its 10-K for the year ended December 31, 2021. The Company’s Registration Statement on Form S-1 registering 25,000,000 shares in connection with the ELOC was declared effective on July 5, 2022.

Employment Agreements

The Company entered into employment agreements with its Chief Executive Officer, Mr. Ralph Hofmeier, and its Chief Operating Officer, Ms. Irma Velazquez (collectively the “Employment Agreements”), effective January 1, 2012. Under the Employment Agreements, the Corporation will pay each of Mr. Hofmeier and Ms. Velazquez an annual base salary of $125,000 during the first year and $150,000 during the second year and forward. Any increase to the annual base salary after the second year is subject to approval by the Corporation’s Board of Directors. The Employment Agreements each had initial terms of ten (10) years and is automatically renewed for successive one-year terms unless either party delivers timely notice of its intention not to renew. These contracts expired on August 4, 2022.

Effective as of August 4, 2022, Mr. Ralph M. Hofmeier has resigned as Chief Executive Officer and President of Energy and Water Development Corp. (the "Company"), and has been appointed as Chief Technology Officer of the Company. Mr. Hofmeier’s resignation is not a result of any disagreement with the Company or its independent auditors on any matter relating to the Company’s accounting, strategy, management, operations, policies, regulatory matters, or practices (financial or otherwise).

Effective as of August 4, 2022, Ms. Irma Velazquez has resigned as Chief Operating Officer of the Company, and has been appointed as Chief Executive Officer of the Company. Ms. Velazquez’s resignation is not a result of any disagreement with the Company or its independent auditors on any matter relating to the Company’s accounting, strategy, management, operations, policies, regulatory matters, or practices (financial or otherwise).

On August 4, 2022, per a board of directors resolution, the Company entered into employment agreements with its Chief Technology Officer, Mr. Ralph Hofmeier, and its Chief Executive Officer, Ms. Irma Velazquez (collectively the “2022 Employment Agreements”). Effective for the fiscal year ended December 31, 2022, under the 2022 Employment Agreements, the base salary will be $210,305 prorated for any partial period of employment and payable in arrears in accordance with the Company’s ordinary payroll policies and procedures. Additionally, in recognition of the employees’ past services, the Company shall pay each employee a lump sum cash signing bonus of $29,164, less payroll deductions and withholdings, and each individual will be eligible to receive a yearly bonus based on yearly profitability. Additionally, if certain performance milestones are met, each employee will be granted options to purchase shares of the Company’s common stock. No options had been granted as of December 31, 2022. Any increase to the annual base is subject to approval by the Company’s Board of Directors. The 2022 Employment Agreements each have an indefinite term.

Leases

Our registered office is located at 7901 4th Street N STE #4174, St. Petersburg, Florida 33702. Our telephone number is +1 (727) 677-9408. Office services are contracted for on a month-to-month basis in this Address. In October 2020, the Company established its official registered Branch in Hamburg Germany; the office Address until March 31, 2021 was Offakamp 9f- 2.17. On April 1, 2021, the Company entered into two lease agreements for a workshop located at Industriestraße 17, 25462 Relligen and an office located at Ballindam 3 20095 Hamburg, Germany. On May 23, 2022, after expiration of the office located in Ballindam, the Company signed a new lease agreement for the same office space. Additionally, on May 20, 2022, the Company signed a new lease agreement for additional office space in Frankfurt, Germany.

Our Telephone number is +49 40 809081354. Rent expense for the years ended December 31, 2022 and 2021 amounted to $69,171 and $37,552.

Contingencies

From time to time, the Corporation may be a defendant in pending or threatened legal proceedings arising in the normal course of its business. While the outcome and impact of currently pending legal proceedings cannot be predicted with certainty, the Corporation’s management and legal counsel believe that the resolution of these proceedings through settlement or adverse judgment will not have a material adverse effect on its operating results, financial position or cash flows.

Litigation

EAWD vs Packard and Co-Defendant Nick Norwood – Case number 18-031011 CA-01 Miami-Dade County Circuit Court. The Company is demanding the proof of payment for shares issued in 2008. A Jury trial has been granted against Mr. Packard and Co-defended Mr. Northwood, which would take place on First week of May 2023.

EAWD vs Nerve Smart Systems ApS (“Nerve”) - Case number BS-15264/2022– The Court of Roskilde, Denmark. On April 2022, the Company filed a claim against Nerve demanding the return of the amounts paid by the Company for a Battery Energy Storage System that was never delivered by Nerve to the Company, and therefore Nerve did not meet the requirements and specifications of the contract with the Company. The Company is confident there will be a positive outcome in this case. This matter is not expected to be resolved prior to 2024 due to the long waiting times of the Danish court System.

EAWD vs NPP Niethammer, Posewang & Partner GmbH Wirtschaftsprüfungsgesellschaft Steuerberatungsgesellschaft (“NPP”) – Case number 322 O 159/22 – On November 28, 2022, by court settlement, the legal dispute again NPP was settled. The subject matter of the legal dispute was NPP’s fee claims against the Company in the amount of EUR 45,500, which is approximately $48,160, plus interest. On November 28, 2022, the Company agreed to pay NPP an amount of EUR 22,749, which is approximately $23,214. The costs of the legal dispute were set off against each other in the settlement. There is still an outstanding fee claim against the Company according to an invoice dated January 25, 2023 in the amount of EUR 4,986, which is approximately $5,277.